UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2012

Check here if Amendment [  x ]; Amendment Number: 1
This Amendment (Check only one):
[ X ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Goldman Capital Management Inc.
Address: 767 Third Ave. 25th Fl
               New York NY 10017

Form 13F File Number:  028-10731

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Neal I Goldman
Title:           President
Telephone:  212-676-5571

Signature, Place and Date of Signing:

Neal I Goldman, New York, NY,  August 15, 2012
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT
[     ] 13F Notice
[     ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manger:
None

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  -0-
Form 13F Information Table Entry Total:     38
Form 13F Information Table Value Total:     132,599

Goldman Capital Management Inc.
Form 13F-612


							Value	Shares/	Sh/	Put/	Invstmt	Discretion	Voting Authority--------------------
Name of Issuer			Title ofCUSIP		(x$1000)	Prn Amt	Prn	Call			Sole	Shared	None
 				Class	 	 	 		 		Sole	Shared	None

Abaxis Inc			COM	002567105	1240	33500	SH		33500			33500
Advanced Photonix Inc-Cl A	COM	00754E107	16	30000	SH		30000			30000
American Safety Insurance Hold	COM	G02995101	6838	364670	SH		364670			364670
Bacterin Intl Holdings Inc	COM	05644R101	560	417853	SH		417853			417853
Charles & Colvard Ltd		COM	159765106	3562	944800	SH		944800			944800
Columbia Laboratories Inc	COM	197779101	4230	6220700	SH		6220700			6220700
Commtouch Software Ltd		COM	M25596202	2618	966000	SH		966000			966000
Cray Inc			COM	225223304	423	35000	SH		35000			35000
Crexendo Inc.			COM	226552107	3026	917832	SH		917832			917832
Crossroads Systems inc		COM	22765D209	577	129997	SH		129997			129997
Cytori Therapeutics Inc		COM	23283K105	1002	371000	SH		371000			371000
Deep Down Inc			COM	24372A107	993	14181034	SH	14181034		14181034
Ditech Networks Inc		COM	25500T108	452	525000	SH		525000			525000
Dot Hill Sys Corp		COM	25848T109	6130	5377599	SH		5377599			5377599
Edgen Group Inc Cl A		COM	28014Q107	985	131000	SH		131000			131000
Emrise Corp			COM	29246J101	68	100000	SH		100000			100000
Graphon Inc			COM	388707101	162	1085987	SH		1085987			1085987
Hughes Telematics Inc		COM	444486104	657	55000	SH		55000			55000
Icg Group Inc			COM	44928D108	4075	440500	SH		440500			440500
Imageware Systems Inc.		COM	45245S108	18210	22762245	SH	22762245		22762245
Information Services Group Inc.	COM	45675Y104	525	410000	SH		410000			410000
Lifetime Brands Inc		COM	53222Q103	9166	730056	SH		730056			730056
Local.comCorp			COM	53954R105	1398	577500	SH		577500			577500
Lpath Inc			COM	548910108	56	75000	SH		75000			75000
Mattersight Corp		COM	577097108	590	73900	SH		73900			73900
Mdc Partners Inc New Cl A Subo	COM	552697104	9758	860500	SH		860500			860500
Mosys Inc			COM	619718109	5302	1636434	SH		1636434			1636434
Nova Measuring Instruments Ltd	COM	M7516K103	924	106000	SH		106000			106000
Park City Group Inc New		COM	700215304	5384	1363007	SH		1363007			1363007
Parkervision Inc		COM	701354102	71	30000	SH		30000			30000
Pfsweb Inc			COM	717098206	1358	477900	SH		477900			477900
Photomedex Inc			COM	719358103	6955	572427	SH		572427			572427
Star Scientific Inc Com		COM	85517P101	18970	4160029	SH		4160029			4160029
Transgenomic			COM	89365K206	378	420000	SH		420000			420000
Trinity Biotech Plc New ADR	COM	896438306	11753	979375	SH		979375			979375
Unigene Laboratories Inc	COM	904753100	116	407027	SH		407027			407027
Universal Electronics		COM	913483103	1054	80000	SH		80000			80000
Westmoreland Coal Corp		COM	960878106	3017	374735	SH		374735			374735


Total							132599